UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2021
Semiannual Report
to Shareholders
DWS Global Income Builder Fund

Contents
4	Letter to Shareholders
5	Performance Summary
9	Portfolio Management Team
10	Portfolio Summary
12	Investment Portfolio
39	Statement of Assets and Liabilities
41	Statement of Operations
43	Statements of Changes in Net Assets
44	Financial Highlights
49	Notes to Financial Statements
67	Information About Your Fund’s Expenses
69	Liquidity Risk Management
70	Advisory Agreement Board Considerations and Fee Evaluation
75	Account Management Resources
77	Privacy Statement
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Global Income Builder Fund

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest-rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Global Income Builder Fund	| 3

Letter to Shareholders
Dear Shareholder:
The economic outlook remains positive overall, buoyed by progress in the handling of the pandemic, good corporate earnings and support from central banks. While the U.S. and Asia are acting as growth engines, there is still some uncertainty whether the current momentum is sustainable.
Inflation has come back into focus sooner than expected as a result of the combination of the growth upswing, stimulus packages, expansive central banks, and, most recently, sharply rising oil prices. These circumstances may, to a great extent, prove to be a temporary phenomenon driven by one-time, pandemic-related effects. For example, the massive underutilization of productive capacity and labor in 2020 depressed prices last year. Normalization of commodity prices alone is providing a significant base effect. Together with pent-up demand for many goods, especially in services, this is likely to increase inflationary pressure this year, before it then subsides as economic activity returns to a more typical level.
Whether central banks will be able to leave interest rates at their current low levels is another critical question for the markets this year. Again, our CIO Office believes that government bond yields are likely to rise only temporarily this year.
The scope and pace of recovery is likely to remain uneven among regions, asset classes and investment sectors. We believe that this underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds.
Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4 |	DWS Global Income Builder Fund

Performance Summary	April 30, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
Unadjusted for Sales Charge	16.77%	27.15%	9.24%	6.31%
Adjusted for the Maximum Sales Charge (max 5.75% load)	10.05%	19.84%	7.96%	5.68%
MSCI All Country World Index†	28.29%	45.75%	13.85%	9.17%
Blended Index 60/40††	15.94%	26.59%	9.99%	7.27%
Bloomberg Barclays U.S. Universal Index†††	–0.62%	1.78%	3.63%	3.72%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		31.00%	8.82%	6.30%
Adjusted for the Maximum Sales Charge (max 5.75% load)		23.47%	7.54%	5.67%
MSCI All Country World Index†		54.60%	13.21%	9.14%
Blended Index 60/40††		31.89%	9.60%	7.27%
Bloomberg Barclays U.S. Universal Index†††		2.95%	3.59%	3.77%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
Unadjusted for Sales Charge	16.42%	26.14%	8.40%	5.47%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	15.42%	26.14%	8.40%	5.47%
MSCI All Country World Index†	28.29%	45.75%	13.85%	9.17%
Blended Index 60/40††	15.94%	26.59%	9.99%	7.27%
Bloomberg Barclays U.S. Universal Index†††	–0.62%	1.78%	3.63%	3.72%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		30.08%	7.98%	5.46%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		30.08%	7.98%	5.46%
MSCI All Country World Index†		54.60%	13.21%	9.14%
Blended Index 60/40††		31.89%	9.60%	7.27%
Bloomberg Barclays U.S. Universal Index†††		2.95%	3.59%	3.77%

DWS Global Income Builder Fund	| 5

Class R6	6-Month ‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 4/30/21
No Sales Charges	17.00%	27.49%	9.59%	6.10%
MSCI All Country World Index†	28.29%	45.75%	13.85%	9.73%
Blended Index 60/40††	15.94%	26.59%	9.99%	8.04%
Bloomberg Barclays U.S. Universal Index†††	–0.62%	1.78%	3.63%	3.47%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		31.35%	9.17%	5.73%
MSCI All Country World Index†		54.60%	13.21%	9.14%
Blended Index 60/40††		31.89%	9.60%	7.53%
Bloomberg Barclays U.S. Universal Index†††		2.95%	3.59%	3.39%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
No Sales Charges	17.01%	27.41%	9.47%	6.52%
MSCI All Country World Index†	28.29%	45.75%	13.85%	9.17%
Blended Index 60/40††	15.94%	26.59%	9.99%	7.27%
Bloomberg Barclays U.S. Universal Index†††	–0.62%	1.78%	3.63%	3.72%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		31.26%	9.04%	6.52%
MSCI All Country World Index†		54.60%	13.21%	9.14%
Blended Index 60/40††		31.89%	9.60%	7.27%
Bloomberg Barclays U.S. Universal Index†††		2.95%	3.59%	3.77%
Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/21
No Sales Charges	17.05%	27.50%	9.51%	6.56%
MSCI All Country World Index†	28.29%	45.75%	13.85%	9.17%
Blended Index 60/40††	15.94%	26.59%	9.99%	7.27%
Bloomberg Barclays U.S. Universal Index†††	–0.62%	1.78%	3.63%	3.72%
Average Annual Total Returns as of 3/31/21 (most recent calendar quarter end)
No Sales Charges		31.36%	9.08%	6.56%
MSCI All Country World Index†		54.60%	13.21%	9.14%
Blended Index 60/40††		31.89%	9.60%	7.27%
Bloomberg Barclays U.S. Universal Index†††		2.95%	3.59%	3.77%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares
6 |	DWS Global Income Builder Fund

may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2021 are 0.90%, 1.70%, 0.57%, 0.70% and 0.67% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
DWS Global Income Builder Fund	| 7

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014. The performance shown for the Blended Index is for the time period of August 31, 2014 through October 31, 2018, which is based on the performance period of the life of Class R6.
†	MSCI All Country World Index is an unmanaged equity index which captures large and mid-capitalization representation across 23 developed markets and 26 emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.
††	The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Universal Index.
†††	Bloomberg Barclays U.S. Universal Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
‡	Total returns shown for periods less than one year are not annualized.
	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
4/30/21	$10.72	$10.72	$10.70	$10.72	$10.71
10/31/20	$ 9.26	$ 9.25	$ 9.24	$ 9.25	$ 9.24
Distribution Information as of 4/30/21
Income Dividends, Six Months	$ .09	$ .05	$ .10	$ .10	$ .10
8 |	DWS Global Income Builder Fund

Portfolio Management Team
Dokyoung Lee, CFA, Regional Head of Multi Asset & Solutions
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—
Joined DWS in 2018 with 24 years of industry experience; previously, worked as Head of Research and Portfolio Manager in the Global Multi-Asset Group at Oppenheimer Funds, and in research and portfolio management roles at AllianceBernstein.
—
Americas Multi-Asset Head: New York.
—
BSE, Princeton University.
Di Kumble, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—
Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
—
Senior Portfolio Manager, Head of Tax Managed Equities: New York.
—
BS, Beijing University; PhD in Chemistry, Princeton University.
Thomas M. Farina, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—
Joined DWS in 2006 with 12 years of industry experience. Head of Investment Grade Corporate Credit since 2013. Prior to joining, he held roles at Merrill Lynch Investment Management, Greenwich NatWest and at DnB Asset Management. He began his career as a Ratings Analyst at Standard & Poor’s.
—
Senior Portfolio Manager and Co-Head of US Credit: New York.
—
BA and MA in Economics, State University of New York at Albany.
Scott Agi, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—
Joined DWS in 2006 with eight years of industry experience. Prior to his current role, he served as a Sector head for US Rates and Mortgage Backed Securities. Before joining DWS, he served as an MBS Analyst at Bear Stearns, in Portfolio Analytics at TimesSquare Capital Management and as a Quantitative Analyst in the Municipal Bond Division at The Vanguard Group.
—
Co-Head of US Rates and Structured Finance: New York.
—
BS in Finance, Albright College.
Darwei Kung, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2015.
—
Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.
—
Portfolio Manager: New York.
—
BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.
DWS Global Income Builder Fund	| 9

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/21	10/31/20
Equity	62%	62%
Common Stocks	55%	53%
Preferred Stocks	4%	5%
Exchange-Traded Funds	3%	4%
Warrants	0%	0%
Fixed Income	33%	35%
Corporate Bonds	19%	14%
Mortgage-Backed Securities Pass-Throughs	5%	5%
Collateralized Mortgage Obligations	3%	5%
Commercial Mortgage-Backed Securities	2%	5%
Asset-Backed	2%	5%
Government & Agency Obligations	2%	1%
Loan Participations and Assignments	0%	0%
Cash Equivalents	5%	3%
Cash Equivalents	3%	2%
Short-Term U.S. Treasury Obligations	2%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks, Preferred Stocks, Warrants, Corporate Bonds and Loan Participations and Assignments)	4/30/21	10/31/20
Financials	22%	19%
Information Technology	17%	20%
Communication Services	11%	12%
Health Care	9%	10%
Consumer Discretionary	9%	10%
Industrials	7%	8%
Utilities	6%	7%
Materials	5%	4%
Energy	5%	2%
Consumer Staples	5%	5%
Real Estate	4%	3%
	100%	100%

10 |	DWS Global Income Builder Fund

Geographical Diversification (As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)	4/30/21	10/31/20
United States	62%	68%
Japan	5%	5%
United Kingdom	5%	2%
Canada	3%	3%
Switzerland	3%	2%
Germany	2%	2%
Netherlands	2%	0%
Ireland	2%	1%
Australia	2%	1%
Cayman Islands	1%	2%
Hong Kong	1%	2%
Other	12%	12%
	100%	100%
Five Largest Equity Holdings at April 30, 2021 (6.9% of Net Assets)	Percent
1 Apple, Inc.	2.0%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2 Microsoft Corp.	1.6%
Develops, manufactures, licenses, sells and supports software products
3 Amazon.com, Inc.	1.3%
Online retailer offering a wide range of products
4 Rio Tinto PLC	1.2%
Operator of a mining, manufacturing and development company
5 AT&T, Inc.	0.8%
An integrated telecommunications company
Five Largest Fixed-Income Long-Term Securities at April 30, 2021 (7.7% of Net Assets)	Percent
1 Federal National Mortgage Association	5.1%
2.50%, 6/1/2051
2 Freddie Mac Structured Agency Credit Risk Debt Notes	0.7%
1.956%, 2/25/2050
3 Teva Pharmaceutical Finance Netherlands III BV	0.7%
3.15%, 10/1/2026
4 Fair Square Issuance Trust	0.6%
2.90%, 9/20/2024
5 Hertz Vehicle Financing II LP	0.6%
3.03%, 12/26/2025
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 12. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 75 for contact information.
DWS Global Income Builder Fund	| 11

Investment Portfolio	as of April 30, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 57.6%
Communication Services 5.4%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	188,800	5,930,208
BCE, Inc.	45,122	2,132,846
Deutsche Telekom AG (Registered)	77,925	1,500,453
Elisa Oyj	17,716	1,005,759
Koninklijke KPN NV	299,720	1,033,069
Nippon Telegraph & Telephone Corp.	56,300	1,418,229
Orange SA	75,332	938,056
Swisscom AG (Registered)	1,689	918,293
Telenor ASA	72,866	1,302,026
Telia Co. AB	338,554	1,402,726
Telstra Corp., Ltd.	401,332	1,052,124
TELUS Corp.	46,463	963,923
Verizon Communications, Inc.	36,533	2,111,242
		21,708,954
Entertainment 0.2%
Activision Blizzard, Inc.	6,700	610,973
Nintendo Co., Ltd.	2,100	1,208,814
		1,819,787
Interactive Media & Services 1.0%
Alphabet, Inc. “A” *	700	1,647,450
Alphabet, Inc. “C” *	600	1,446,072
Match Group, Inc.*	5,500	855,965
Pinterest, Inc. “A” *	12,700	842,899
Snap, Inc. “A” *	18,100	1,118,942
Zillow Group, Inc. “A” *	5,000	666,750
Zillow Group, Inc. “C” *	5,700	741,684
		7,319,762
Media 0.4%
Comcast Corp. “A”	31,486	1,767,939
Interpublic Group of Companies, Inc.	37,702	1,197,038
		2,964,977
Wireless Telecommunication Services 1.0%
KDDI Corp.	37,400	1,129,878
The accompanying notes are an integral part of the financial statements.
12 |	DWS Global Income Builder Fund

	Shares	Value ($)
SoftBank Corp.	206,200	2,655,826
Vodafone Group PLC	2,048,453	3,860,483
		7,646,187
Consumer Discretionary 5.1%
Auto Components 0.1%
Denso Corp.	18,000	1,164,790
Automobiles 1.2%
Bayerische Motoren Werke AG	11,895	1,193,796
Porsche Automobil Holding SE (Preference)	17,501	1,848,389
Tesla, Inc.*	4,900	3,476,256
Toyota Motor Corp.	19,100	1,423,480
Volkswagen AG (Preference)	4,571	1,189,099
		9,131,020
Hotels, Restaurants & Leisure 0.9%
Evolution Gaming Group AB 144A	13,987	2,768,290
McDonald’s Corp.	3,600	849,888
Restaurant Brands International, Inc.	10,100	693,602
Starbucks Corp.	13,500	1,545,615
Yum! Brands, Inc.	6,200	741,024
		6,598,419
Household Durables 0.6%
Electrolux AB “B”	34,795	979,194
Garmin Ltd.	8,507	1,167,501
Newell Brands, Inc.	54,600	1,472,016
Sekisui House Ltd.	37,900	766,103
		4,384,814
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.*	2,817	9,767,722
Multiline Retail 0.4%
Target Corp.	7,907	1,638,805
Wesfarmers Ltd.	32,041	1,338,056
		2,976,861
Specialty Retail 0.6%
Best Buy Co., Inc.	8,700	1,011,549
Home Depot, Inc.	7,150	2,314,241
Lowe’s Companies, Inc.	7,900	1,550,375
		4,876,165
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 13

	Shares	Value ($)
Consumer Staples 3.7%
Beverages 0.5%
Coca-Cola Co.	38,229	2,063,601
PepsiCo, Inc.	13,598	1,960,288
		4,023,889
Food & Staples Retailing 0.7%
Koninklijke Ahold Delhaize NV	33,921	912,335
Tesco PLC	316,374	964,683
Walgreens Boots Alliance, Inc.	24,298	1,290,224
Walmart, Inc.	9,100	1,273,181
Woolworths Group Ltd.	29,394	893,103
		5,333,526
Food Products 1.1%
Bunge Ltd.	11,100	937,062
General Mills, Inc.	15,703	955,684
Kellogg Co.	12,799	798,914
Kraft Heinz Co.	34,679	1,431,896
Nestle SA (Registered)	15,582	1,859,251
WH Group Ltd. 144A	948,000	828,886
Wilmar International Ltd.	312,900	1,229,205
		8,040,898
Household Products 0.6%
Colgate-Palmolive Co.	7,400	597,180
Kimberly-Clark Corp.	6,222	829,517
Procter & Gamble Co.	14,979	1,998,498
Reckitt Benckiser Group PLC	11,322	1,007,936
		4,433,131
Personal Products 0.2%
Unilever PLC	30,915	1,806,530
Tobacco 0.6%
Philip Morris International, Inc.	48,965	4,651,675
Energy 1.4%
Energy Equipment & Services 0.1%
Baker Hughes Co.	36,300	728,904
Oil, Gas & Consumable Fuels 1.3%
Canadian Natural Resources Ltd.	36,600	1,110,968
Chevron Corp.	16,000	1,649,120
ENEOS Holdings, Inc.	278,300	1,197,856
Eni SpA	89,966	1,073,891
The accompanying notes are an integral part of the financial statements.
14 |	DWS Global Income Builder Fund

	Shares	Value ($)
Kinder Morgan, Inc.	88,600	1,510,630
Neste Oyj	10,929	660,433
TC Energy Corp.	32,999	1,632,567
Valero Energy Corp.	14,941	1,105,036
		9,940,501
Financials 9.5%
Banks 5.1%
Banco Bilbao Vizcaya Argentaria SA	224,175	1,254,105
Bank of America Corp.	27,300	1,106,469
Bank of Montreal (a)	17,600	1,661,128
Bank of Nova Scotia	21,891	1,393,978
BOC Hong Kong Holdings Ltd.	490,500	1,730,512
Canadian Imperial Bank of Commerce	10,143	1,054,446
Citizens Financial Group, Inc.	33,299	1,541,078
Commonwealth Bank of Australia	26,180	1,798,565
DBS Group Holdings Ltd.	109,300	2,455,610
Fifth Third Bancorp.	28,900	1,171,606
Hang Seng Bank Ltd.	67,200	1,318,223
Huntington Bancshares, Inc.	61,200	937,584
JPMorgan Chase & Co.	11,470	1,764,201
KeyCorp.	62,599	1,362,154
Mitsubishi UFJ Financial Group, Inc.	282,600	1,500,098
Mizuho Financial Group, Inc.	141,760	2,001,624
Oversea-Chinese Banking Corp., Ltd.	167,900	1,536,832
PNC Financial Services Group, Inc.	5,300	990,835
Regions Financial Corp.	67,200	1,464,960
Royal Bank of Canada	21,057	2,009,679
Sumitomo Mitsui Financial Group, Inc.	54,100	1,886,687
Toronto-Dominion Bank	33,680	2,315,389
Truist Financial Corp.	16,986	1,007,440
U.S. Bancorp.	24,300	1,442,205
United Overseas Bank Ltd.	97,800	1,953,522
		38,658,930
Capital Markets 1.8%
3i Group PLC	47,729	844,331
Apollo Global Management, Inc.	31,000	1,716,470
BlackRock, Inc.	1,400	1,147,020
Blackstone Group, Inc. “A”	29,400	2,601,606
Franklin Resources, Inc.	40,800	1,224,000
Hong Kong Exchanges & Clearing Ltd.	11,800	713,083
Magellan Financial Group Ltd.	26,955	1,006,362
Partners Group Holding AG	1,176	1,677,965
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 15

	Shares	Value ($)
T. Rowe Price Group, Inc.	7,400	1,326,080
UBS Group AG (Registered)	71,554	1,088,418
		13,345,335
Diversified Financial Services 0.1%
ORIX Corp.	65,700	1,059,335
Insurance 2.5%
Allianz SE (Registered)	7,140	1,857,898
Fidelity National Financial, Inc.	17,515	799,034
Legal & General Group PLC	352,086	1,320,504
Manulife Financial Corp.	100,900	2,203,275
Medibank Private Ltd.	380,074	904,734
MetLife, Inc.	17,674	1,124,597
MS&AD Insurance Group Holdings, Inc.	22,400	633,870
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,911	840,790
NN Group NV	23,406	1,170,888
Poste Italiane SpA 144A	89,908	1,179,044
Progressive Corp.	15,400	1,551,396
Prudential Financial, Inc.	22,200	2,227,992
Sampo Oyj “A”	19,836	941,132
Sompo Holdings, Inc.	17,000	633,848
Zurich Insurance Group AG	4,799	1,968,362
		19,357,364
Health Care 5.7%
Biotechnology 0.9%
AbbVie, Inc.	32,201	3,590,412
Amgen, Inc.	7,621	1,826,296
Gilead Sciences, Inc.	27,285	1,731,779
		7,148,487
Health Care Equipment & Supplies 0.6%
Abbott Laboratories	15,088	1,811,767
Coloplast AS “B”	3,518	584,007
Medtronic PLC	14,089	1,844,532
		4,240,306
Health Care Providers & Services 0.6%
Cardinal Health, Inc.	17,241	1,040,322
CVS Health Corp.	18,100	1,382,840
UnitedHealth Group, Inc.	4,681	1,866,783
		4,289,945
The accompanying notes are an integral part of the financial statements.
16 |	DWS Global Income Builder Fund

	Shares	Value ($)
Health Care Technology 0.1%
M3, Inc.	10,700	741,666
Pharmaceuticals 3.5%
Astellas Pharma, Inc.	49,600	744,743
AstraZeneca PLC	13,598	1,446,883
Bayer AG (Registered)	30,234	1,949,041
Bristol-Myers Squibb Co.	27,948	1,744,514
Chugai Pharmaceutical Co., Ltd.	29,000	1,090,724
Eli Lilly & Co.	9,904	1,810,154
GlaxoSmithKline PLC	78,774	1,456,391
Johnson & Johnson	15,076	2,453,318
Merck & Co., Inc.	27,049	2,015,151
Novartis AG (Registered)	24,515	2,093,077
Novo Nordisk AS “B”	17,031	1,249,217
Pfizer, Inc.	64,681	2,499,921
Roche Holding AG	4,450	1,548,777
Roche Holding AG (Genusschein)	6,719	2,190,723
Sanofi	14,353	1,505,547
Takeda Pharmaceutical Co., Ltd.	31,100	1,036,426
		26,834,607
Industrials 4.4%
Aerospace & Defense 0.4%
BAE Systems PLC	185,245	1,293,383
Lockheed Martin Corp.	2,360	898,122
Raytheon Technologies Corp.	11,884	989,224
		3,180,729
Air Freight & Logistics 0.7%
Deutsche Post AG (Registered)	26,457	1,555,558
FedEx Corp.	4,300	1,248,333
United Parcel Service, Inc. “B”	12,990	2,648,141
		5,452,032
Building Products 0.3%
Johnson Controls International PLC	17,364	1,082,472
Xinyi Glass Holdings Ltd.	298,000	1,057,309
		2,139,781
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.	10	36
Construction & Engineering 0.1%
Bouygues SA (a)	22,423	961,010
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 17

	Shares	Value ($)
Electrical Equipment 0.5%
ABB Ltd. (Registered)	37,400	1,215,645
Eaton Corp. PLC	10,120	1,446,451
Emerson Electric Co.	10,181	921,279
		3,583,375
Industrial Conglomerates 0.8%
3M Co.	6,510	1,283,382
CK Hutchison Holdings Ltd.	188,500	1,544,486
Honeywell International, Inc.	5,301	1,182,335
Jardine Matheson Holdings Ltd.	14,900	999,135
Siemens AG (Registered)	7,905	1,316,163
		6,325,501
Machinery 0.2%
Cummins, Inc.	3,413	860,212
Kone Oyj “B”	7,333	576,029
		1,436,241
Professional Services 0.2%
Adecco Group AG (Registered)	14,649	992,829
Thomson Reuters Corp.	8,100	751,185
		1,744,014
Road & Rail 0.2%
Union Pacific Corp.	5,547	1,231,933
Trading Companies & Distributors 1.0%
Fastenal Co.	11,900	622,132
ITOCHU Corp.	47,600	1,483,664
Mitsubishi Corp.	72,600	2,007,354
Mitsui & Co., Ltd.	82,600	1,742,217
Sumitomo Corp.	99,900	1,360,382
		7,215,749
Information Technology 13.0%
Communications Equipment 0.5%
Cisco Systems, Inc.	55,583	2,829,731
Telefonaktiebolaget LM Ericsson “B”	68,781	941,636
		3,771,367
Electronic Equipment, Instruments & Components 0.6%
Azbil Corp.	14,600	590,525
Corning, Inc.	28,341	1,252,956
The accompanying notes are an integral part of the financial statements.
18 |	DWS Global Income Builder Fund

	Shares	Value ($)
Murata Manufacturing Co., Ltd.	16,800	1,335,741
TE Connectivity Ltd.	8,838	1,188,446
		4,367,668
IT Services 2.5%
Accenture PLC “A”	7,139	2,070,096
Adyen NV 144A*	368	902,484
Afterpay Ltd.*	11,617	1,049,773
Automatic Data Processing, Inc.	6,729	1,258,256
Broadridge Financial Solutions, Inc.	4,114	652,604
Fujitsu Ltd.	7,900	1,257,127
International Business Machines Corp.	19,473	2,762,829
MasterCard, Inc. “A”	3,398	1,298,240
Paychex, Inc.	15,307	1,492,279
PayPal Holdings, Inc.*	5,748	1,507,643
Square, Inc. “A” *	11,549	2,827,426
Twilio, Inc. “A” *	3,200	1,176,960
Western Union Co.	23,382	602,320
		18,858,037
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	6,748	1,033,524
Applied Materials, Inc.	8,900	1,181,119
Broadcom, Inc.	6,779	3,092,580
Enphase Energy, Inc.*	7,200	1,002,600
Intel Corp.	26,370	1,517,066
KLA Corp.	5,183	1,634,459
Lam Research Corp.	2,689	1,668,390
NVIDIA Corp.	2,700	1,621,026
QUALCOMM., Inc.	17,600	2,442,880
Skyworks Solutions, Inc.	4,200	761,586
SolarEdge Technologies, Inc.*	3,100	816,974
Texas Instruments, Inc.	16,535	2,984,733
Tokyo Electron Ltd.	3,100	1,366,484
		21,123,421
Software 3.1%
Crowdstrike Holdings, Inc. “A” *	3,900	813,189
DocuSign, Inc.*	3,600	802,584
Intuit, Inc.	3,128	1,289,236
Microsoft Corp.	48,873	12,324,793
Oracle Corp.	26,034	1,973,117
SAP SE	6,013	841,380
ServiceNow, Inc.*	1,688	854,753
Trade Desk, Inc. “A” *	1,800	1,312,758
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 19

	Shares	Value ($)
Zoom Video Communications, Inc. “A” *	5,500	1,757,635
Zscaler, Inc.*	7,900	1,482,356
		23,451,801
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	115,673	15,206,369
Hewlett Packard Enterprise Co.	66,960	1,072,699
HP, Inc.	74,443	2,539,251
Logitech International SA (Registered)	16,836	1,880,236
NetApp, Inc.	27,023	2,018,348
Seagate Technology PLC	32,257	2,994,740
Seiko Epson Corp.	78,800	1,338,804
		27,050,447
Materials 4.0%
Chemicals 1.1%
Air Products & Chemicals, Inc.	2,877	829,957
BASF SE	15,799	1,273,735
Dow, Inc.	35,000	2,187,500
Linde PLC	2,396	684,873
LyondellBasell Industries NV “A”	13,899	1,441,882
Nutrien Ltd.	29,900	1,650,502
		8,068,449
Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)	28,619	1,764,912
Containers & Packaging 0.3%
Amcor PLC	87,841	1,032,132
International Paper Co.	20,823	1,207,734
		2,239,866
Metals & Mining 2.3%
Anglo American PLC	22,773	963,451
B2Gold Corp.	145,500	700,777
BHP Group Ltd.	58,185	2,121,485
BHP Group PLC	56,718	1,707,205
Evraz PLC	125,112	1,107,923
Rio Tinto Ltd.	20,874	1,949,099
Rio Tinto PLC	105,857	8,851,510
		17,401,450
Paper & Forest Products 0.1%
UPM-Kymmene Oyj	22,239	869,119
The accompanying notes are an integral part of the financial statements.
20 |	DWS Global Income Builder Fund

	Shares	Value ($)
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITs) 1.8%
Ascendas Real Estate Investment Trust	226,276	528,982
CapitaLand Integrated Commercial Trust	598,368	966,014
Crown Castle International Corp.	5,146	972,903
Iron Mountain, Inc.	31,200	1,251,744
Link REIT	100,500	950,490
Medical Properties Trust, Inc.	72,500	1,598,625
Omega Healthcare Investors, Inc.	61,700	2,344,600
Prologis, Inc.	5,412	630,660
Public Storage	2,884	810,866
Realty Income Corp.	9,564	661,351
VICI Properties, Inc.	61,117	1,937,409
WP Carey, Inc.	10,597	793,609
		13,447,253
Real Estate Management & Development 0.4%
New World Development Co., Ltd.	198,000	1,048,161
Sun Hung Kai Properties Ltd.	66,000	995,772
Wharf Real Estate Investment Co., Ltd.	156,000	896,461
		2,940,394
Utilities 3.2%
Electric Utilities 2.2%
American Electric Power Co., Inc.	9,242	819,858
CLP Holdings Ltd.	59,500	587,052
Duke Energy Corp.	12,277	1,236,171
EDP - Energias de Portugal SA	207,460	1,154,586
Endesa SA	59,877	1,575,687
Enel SpA	161,893	1,606,739
Exelon Corp.	18,489	830,896
Fortum Oyj	77,148	2,029,480
Iberdrola SA	61,987	837,737
NextEra Energy, Inc.	15,088	1,169,471
PPL Corp.	42,675	1,243,123
Red Electrica Corp. SA	49,703	913,495
Southern Co.	20,463	1,354,037
SSE PLC	67,039	1,359,043
		16,717,375
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 21

	Shares	Value ($)
Gas Utilities 0.4%
Naturgy Energy Group SA	57,117	1,465,295
Snam SpA	256,258	1,441,083
		2,906,378
Multi-Utilities 0.6%
Consolidated Edison, Inc.	9,512	736,324
Dominion Energy, Inc.	16,535	1,321,146
National Grid PLC	78,361	988,980
Public Service Enterprise Group, Inc.	13,972	882,472
Sempra Energy	5,655	777,958
		4,706,880
Total Common Stocks (Cost $328,503,255)		437,949,705
Preferred Stocks 4.3%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,639,000
Financials 3.2%
AGNC Investment Corp., Series C, 7.0%	64,439	1,658,015
Capital One Financial Corp., Series G, 5.2%	100,000	2,554,000
Charles Schwab Corp., Series D, 5.95%	75,000	1,914,750
Fifth Third Bancorp., Series I, 6.625%	75,000	2,119,500
JPMorgan Chase & Co., Series AA, 6.1%	75,000	1,897,500
KeyCorp., Series E, 6.125%	75,000	2,250,000
Morgan Stanley, Series K, 5.85%	75,000	2,145,000
PNC Financial Services Group, Inc., Series P, 6.125%	75,000	1,966,500
Regions Financial Corp., Series B, 6.375%	80,000	2,279,200
The Goldman Sachs Group, Inc., Series J, 5.5%	73,000	1,978,300
Truist Financial Corp., Series H, 5.625%	75,000	1,899,000
Wells Fargo & Co., Series Y, 5.625%	75,000	1,979,250
		24,641,015
Real Estate 0.5%
Kimco Realty Corp., Series L, 5.125%	75,000	1,968,750
Prologis, Inc., Series Q, 8.54%	236	16,143
Simon Property Group, Inc., Series J, 8.375%	17,000	1,202,471
VEREIT, Inc., Series F, 6.7%	26,016	660,546
		3,847,910
Utilities 0.2%
Dominion Energy, Inc., Series A, 5.25%	60,000	1,518,600
Total Preferred Stocks (Cost $32,975,869)		32,646,525
The accompanying notes are an integral part of the financial statements.
22 |	DWS Global Income Builder Fund

	Shares	Value ($)
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)	506	27,346
	Principal Amount ($) (c)	Value ($)
Corporate Bonds 20.6%
Communication Services 3.6%
Alibaba Group Holding Ltd., 3.4%, 12/6/2027	1,700,000	1,848,710
America Movil SAB de CV, 4.375%, 4/22/2049	1,700,000	1,995,222
AT&T, Inc.:
1.65%, 2/1/2028	290,000	282,493
2.25%, 2/1/2032	510,000	483,512
2.75%, 6/1/2031	300,000	299,565
3.65%, 6/1/2051	560,000	538,630
CCO Holdings LLC:
144A, 4.75%, 3/1/2030	590,000	615,813
144A, 5.875%, 5/1/2027	1,535,000	1,584,412
Charter Communications Operating LLC:
3.5%, 6/1/2041	590,000	567,555
3.7%, 4/1/2051	750,000	705,601
5.05%, 3/30/2029	450,000	521,374
CSC Holdings LLC:
144A, 3.375%, 2/15/2031	890,000	833,708
144A, 4.125%, 12/1/2030	783,000	779,085
144A, 4.5%, 11/15/2031 (d)	810,000	810,000
Discovery Communications LLC, 144A, 4.0%, 9/15/2055	200,000	195,574
Grupo Televisa SAB, 5.25%, 5/24/2049 (a)	1,700,000	2,048,092
Meituan, 144A, 2.125%, 10/28/2025	505,000	497,619
Netflix, Inc.:
4.375%, 11/15/2026	1,000,000	1,128,200
5.875%, 11/15/2028	812,000	987,981
Tencent Holdings Ltd.:
REG S, 2.39%, 6/3/2030	1,700,000	1,665,308
144A, 2.88%, 4/22/2031	200,000	202,655
144A, 3.84%, 4/22/2051	300,000	305,739
Tencent Music Entertainment Group, 2.0%, 9/3/2030	602,000	566,117
T-Mobile U.S.A., Inc.:
144A, 2.05%, 2/15/2028	160,000	158,816
144A, 2.25%, 11/15/2031	655,000	627,470
2.625%, 4/15/2026	560,000	569,632
144A, 3.3%, 2/15/2051	700,000	652,806
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 23

	Principal Amount ($) (c)	Value ($)
3.375%, 4/15/2029	635,000	645,319
144A, 3.6%, 11/15/2060	145,000	138,849
144A, 4.375%, 4/15/2040	335,000	371,736
VeriSign, Inc.:
4.625%, 5/1/2023	1,650,000	1,654,950
5.25%, 4/1/2025	1,650,000	1,864,500
Verizon Communications, Inc.:
2.1%, 3/22/2028	275,000	277,497
2.55%, 3/21/2031	390,000	390,926
2.65%, 11/20/2040	225,000	208,454
3.7%, 3/22/2061	300,000	303,458
ViacomCBS, Inc., 4.2%, 5/19/2032	310,000	345,683
		27,673,061
Consumer Discretionary 1.6%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	1,300,000	1,316,250
Carnival Corp.:
144A, 5.75%, 3/1/2027	475,000	500,830
144A, 7.625%, 3/1/2026	539,000	590,205
Dollar General Corp., 4.125%, 4/3/2050	110,000	123,366
Ford Motor Credit Co. LLC:
2.9%, 2/16/2028	1,082,000	1,060,360
3.37%, 11/17/2023	2,200,000	2,266,000
3.375%, 11/13/2025	750,000	767,332
General Motors Financial Co., Inc., 2.35%, 1/8/2031	700,000	669,851
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032	1,350,000	1,327,617
144A, 4.0%, 5/1/2031	720,000	727,200
Mattel, Inc., 144A, 3.375%, 4/1/2026	455,000	471,025
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027	760,000	831,492
QVC, Inc., 4.75%, 2/15/2027	1,140,000	1,202,700
Royal Caribbean Cruises Ltd., 144A, 5.5%, 4/1/2028	295,000	309,367
		12,163,595
Consumer Staples 0.5%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026	590,000	589,575
144A, 3.5%, 3/15/2029	290,000	278,400
Altria Group, Inc.:
3.7%, 2/4/2051	235,000	210,816
3.875%, 9/16/2046	90,000	85,284
The accompanying notes are an integral part of the financial statements.
24 |	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	270,000	305,550
4.439%, 10/6/2048	290,000	328,009
5.55%, 1/23/2049	699,000	903,753
BAT Capital Corp., 2.726%, 3/25/2031	335,000	321,183
Keurig Dr Pepper, Inc., 3.8%, 5/1/2050	185,000	197,393
Smithfield Foods, Inc., 144A, 3.0%, 10/15/2030	250,000	249,348
		3,469,311
Energy 3.1%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	1,000,000	1,144,554
Cheniere Energy Partners LP, 4.5%, 10/1/2029	1,100,000	1,148,125
Ecopetrol SA, 6.875%, 4/29/2030	1,700,000	2,061,250
Energy Transfer Operating LP, 5.5%, 6/1/2027	1,000,000	1,160,086
Enterprise Products Operating LLC, 4.2%, 1/31/2050	905,000	970,645
EQM Midstream Partners LP, 144A, 4.5%, 1/15/2029	415,000	411,888
Hess Corp., 5.8%, 4/1/2047	400,000	487,784
MPLX LP, 2.65%, 8/15/2030	210,000	207,360
Petrobras Global Finance BV, 5.093%, 1/15/2030	3,700,000	3,909,975
Petroleos Mexicanos, 6.84%, 1/23/2030	3,700,000	3,801,750
Plains All American Pipeline LP, 3.8%, 9/15/2030	300,000	308,988
Saudi Arabian Oil Co.:
144A, 2.25%, 11/24/2030	3,900,000	3,771,209
REG S, 3.5%, 4/16/2029	1,700,000	1,822,425
Sinopec Group Overseas Development Ltd., REG S, 2.7%, 5/13/2030	1,700,000	1,700,781
Suncor Energy, Inc., 3.75%, 3/4/2051	500,000	500,065
		23,406,885
Financials 5.2%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024	750,000	788,092
4.625%, 10/15/2027	750,000	835,286
Air Lease Corp.:
3.0%, 2/1/2030	750,000	749,050
4.65%, Perpetual (a) (e)	2,870,000	2,927,400
Ally Financial, Inc., 4.7%, Perpetual (e)	3,250,000	3,294,525
Avolon Holdings Funding Ltd.:
144A, 2.75%, 2/21/2028	540,000	525,307
144A, 4.25%, 4/15/2026	240,000	255,931
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	600,000	575,058
Bank of America Corp.:
2.676%, 6/19/2041	330,000	310,034
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 25

	Principal Amount ($) (c)	Value ($)
4.3%, Perpetual (e)	612,000	630,360
Barclays PLC:
2.645%, 6/24/2031	600,000	596,173
2.852%, 5/7/2026	950,000	1,000,379
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,236,000	2,244,944
Blackstone Secured Lending Fund, 144A, 3.625%, 1/15/2026	925,000	974,638
BNP Paribas SA, 144A, 4.625%, Perpetual (a) (e)	1,040,000	1,055,600
BPCE SA:
144A, 2.277%, 1/20/2032	455,000	439,693
144A, 4.875%, 4/1/2026	1,300,000	1,470,130
Citigroup, Inc.:
2.561%, 5/1/2032 (d)	310,000	309,662
2.572%, 6/3/2031	770,000	772,750
4.0%, Perpetual (e)	1,900,000	1,924,320
GE Capital Funding LLC, 144A, 4.4%, 5/15/2030	260,000	295,710
GE Capital International Funding Co., Unlimited Co.,, 4.418%, 11/15/2035	1,000,000	1,150,494
HSBC Holdings PLC:
4.0%, Perpetual (e)	1,545,000	1,553,736
4.6%, Perpetual (e)	1,750,000	1,776,250
JPMorgan Chase & Co., 2.956%, 5/13/2031	305,000	313,315
MDGH - GMTN BV, REG S, 3.7%, 11/7/2049	245,000	254,212
Morgan Stanley, 3.217%, 4/22/2042	100,000	101,329
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	200,000	193,000
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	58,000	60,621
REC Ltd.:
144A, 4.75%, 5/19/2023	426,000	449,809
144A, 5.25%, 11/13/2023	570,000	615,857
Societe Generale SA, 144A, 5.375%, Perpetual (e)	1,650,000	1,716,000
Standard Chartered PLC, 144A, 4.75%, Perpetual (e)	540,000	548,208
The Charles Schwab Corp.:
Series H, 4.0%, Perpetual (e)	890,000	901,525
Series I, 4.0%, Perpetual (e)	1,555,000	1,597,856
The Goldman Sachs Group, Inc., 3.8%, Perpetual (a) (e)	1,935,000	1,935,967
Truist Financial Corp., 4.8%, Perpetual (e)	2,000,000	2,117,000
UBS Group AG, 144A, 4.375%, Perpetual (e)	743,000	740,221
Wells Fargo & Co., 3.9%, Perpetual (e)	1,545,000	1,579,608
		39,580,050
Health Care 1.6%
AbbVie, Inc., 4.875%, 11/14/2048	450,000	555,466
Biogen, Inc., 3.15%, 5/1/2050	250,000	228,052
The accompanying notes are an integral part of the financial statements.
26 |	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	750,000	763,125
Cigna Corp.:
2.375%, 3/15/2031	340,000	335,744
3.4%, 3/15/2051	400,000	397,059
CVS Health Corp.:
2.7%, 8/21/2040	160,000	147,595
4.25%, 4/1/2050	120,000	135,067
5.05%, 3/25/2048	1,000,000	1,229,692
DaVita, Inc., 144A, 4.625%, 6/1/2030	750,000	759,375
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031	345,000	332,393
HCA, Inc.:
4.125%, 6/15/2029	600,000	666,881
5.25%, 6/15/2026	1,000,000	1,160,604
Jazz Securities DAC, 144A, 4.375%, 1/15/2029	220,000	224,950
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/2050	380,000	361,497
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	5,400,000	5,070,600
		12,368,100
Industrials 1.3%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	865,000	908,244
American Airlines, Inc., 144A, 5.5%, 4/20/2026	620,000	651,000
Boeing Co.:
2.196%, 2/4/2026	1,696,000	1,699,043
2.75%, 2/1/2026	820,000	850,246
4.875%, 5/1/2025	546,000	612,323
5.04%, 5/1/2027	350,000	402,139
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	190,000	203,804
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	208,109
FedEx Corp., 2.4%, 5/15/2031	490,000	485,562
Gartner, Inc., 144A, 3.75%, 10/1/2030	350,000	350,875
General Electric Co., 3.625%, 5/1/2030	195,000	211,859
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	630,000	641,025
144A, 4.0%, 8/1/2028	900,000	861,246
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024	1,550,000	1,654,625
144A, 6.25%, 1/15/2028	405,000	423,225
		10,163,325
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 27

	Principal Amount ($) (c)	Value ($)
Information Technology 0.8%
Broadcom, Inc.:
144A, 2.6%, 2/15/2033	350,000	330,393
5.0%, 4/15/2030	410,000	471,560
Crowdstrike Holdings, Inc., 3.0%, 2/15/2029	320,000	317,136
Dell International LLC, 144A, 8.35%, 7/15/2046	350,000	548,514
MSCI, Inc., 144A, 3.625%, 9/1/2030	540,000	548,602
Open Text Corp., 144A, 3.875%, 2/15/2028	1,100,000	1,113,750
Oracle Corp.:
2.875%, 3/25/2031	320,000	325,322
3.6%, 4/1/2050	150,000	147,926
3.65%, 3/25/2041	360,000	367,860
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	947,000	937,641
Twilio, Inc., 3.625%, 3/15/2029	950,000	968,145
		6,076,849
Materials 0.6%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030 (a)	800,000	827,399
Corp. Nacional del Cobre de Chile, 144A, 3.15%, 1/15/2051	200,000	184,240
LYB International Finance III LLC, 3.625%, 4/1/2051	160,000	159,974
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	1,511,000	1,690,431
Reynolds Group Issuer, Inc., 144A, 4.0%, 10/15/2027	240,000	237,300
Tronox, Inc., 144A, 4.625%, 3/15/2029	1,110,000	1,133,588
		4,232,932
Real Estate 0.8%
American Tower Corp.:
(REIT), 2.1%, 6/15/2030	310,000	297,837
(REIT), 2.95%, 1/15/2051	180,000	163,629
Boston Properties LP, (REIT), 2.55%, 4/1/2032	535,000	517,387
Crown Castle International Corp., (REIT), 2.9%, 4/1/2041	660,000	614,361
Equinix, Inc., (REIT), 2.15%, 7/15/2030	193,000	185,662
Iron Mountain, Inc.:
144A, (REIT), 5.0%, 7/15/2028	325,000	336,375
144A, (REIT), 5.25%, 7/15/2030	620,000	644,025
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031	1,170,000	1,167,332
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022	260,000	265,348
SBA Communications Corp., 144A, (REIT), 3.125%, 2/1/2029	2,000,000	1,915,944
Welltower, Inc., (REIT), 2.75%, 1/15/2031	210,000	212,908
		6,320,808
The accompanying notes are an integral part of the financial statements.
28 |	DWS Global Income Builder Fund

	Principal Amount ($) (c)		Value ($)
Utilities 1.5%
AES Panama Generation Holdings SRL, 144A, 4.375%, 5/31/2030		622,000	645,453
Edison International, 5.375%, Perpetual (e)		2,400,000	2,482,968
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030		854,000	832,309
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		1,425,000	1,546,125
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,035,000	1,082,512
144A, 4.25%, 7/15/2024		1,570,000	1,664,200
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		130,000	122,390
3.3%, 8/1/2040		370,000	328,866
3.5%, 8/1/2050		150,000	129,893
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,938,214
Southern California Edison Co., 2.95%, 2/1/2051		320,000	290,209
			11,063,139
Total Corporate Bonds (Cost $154,135,232)			156,518,055
Asset-Backed 2.3%
Automobile Receivables 1.3%
Avis Budget Rental Car Funding AESOP LLC, “C” , Series 2019-1A, 144A, 4.53%, 3/20/2023		700,000	714,222
GMF Floorplan Owner Revolving Trust, “C” , Series 2019-1, 144A, 3.06%, 4/15/2024		1,540,000	1,575,086
Hertz Vehicle Financing II LP:
“B” , Series 2019-3A, 144A, 3.03%, 12/26/2025		4,400,000	4,414,797
“B” , Series 2017-2A, 144A, 4.2%, 10/25/2023		605,000	608,986
JPMorgan Chase Bank NA, “E” , Series 2021-1, 144A, 2.365%, 9/25/2028		2,299,000	2,299,114
			9,612,205
Credit Card Receivables 0.6%
Fair Square Issuance Trust, “A” , Series 2020-AA, 144A, 2.9%, 9/20/2024		4,670,000	4,718,005
Miscellaneous 0.4%
CF Hippolyta LLC, “B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061		3,130,000	3,142,508
Total Asset-Backed (Cost $17,386,081)			17,472,718
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 29

	Principal Amount ($) (c)	Value ($)
Mortgage-Backed Securities Pass-Throughs 5.1%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021	1,433	1,434
Federal National Mortgage Association, 2.5%, 6/1/2051 (d)	37,500,000	38,811,375
Government National Mortgage Association, 6.5%, 8/20/2034	28,406	33,425
Total Mortgage-Backed Securities Pass-Throughs (Cost $38,787,391)		38,846,234
Commercial Mortgage-Backed Securities 2.3%
BX Commercial Mortgage Trust, “D” , Series 2018-IND, 144A, 1-month USD-LIBOR + 1.3%, 1.415% (f), 11/15/2035	700,000	700,000
Citigroup Commercial Mortgage Trust:
“C” , Series 2019-PRM, 144A, 3.896%, 5/10/2036	2,516,145	2,638,350
“D” , Series 2019-PRM, 144A, 4.35%, 5/10/2036	2,625,000	2,732,683
Credit Suisse Commercial Mortgage Trust, “B” , Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.0%, 5.25% (f), 12/15/2035	4,300,000	4,337,829
Freddie Mac Multifamily Structured Credit Risk, “M2” , Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.76% (f), 1/25/2051	1,098,000	1,146,653
GMAC Commercial Mortgage Securities, Inc., “G” , Series 2004-C1, 144A, 5.455%, 3/10/2038	1,962,211	1,223,301
MTRO Commercial Mortgage Trust, “C” , Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.415% (f), 12/15/2033	1,255,000	1,247,277
Multifamily Connecticut Avenue Securities Trust, “M7” , Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 1.806% (f), 10/15/2049	1,758,666	1,757,246
NYT Mortgage Trust, “B” , Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 1.515% (f), 12/15/2035	2,000,000	1,999,861
Total Commercial Mortgage-Backed Securities (Cost $18,381,467)		17,783,200
Collateralized Mortgage Obligations 3.2%
Connecticut Avenue Securities Trust:
“1M2” , Series 2020-R01, 144A, 1-month USD-LIBOR + 2.05%, 2.156% (f), 1/25/2040	1,420,661	1,429,855
“1M2” , Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.256% (f), 9/25/2031	398,190	401,177
“1M2” , Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.406% (f), 8/25/2031	620,450	624,965
Fannie Mae Connecticut Avenue Securities:
“1M2” , Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.106% (f), 3/25/2031	581,003	585,014
The accompanying notes are an integral part of the financial statements.
30 |	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
“1M2” , Series 2018-C03, 1-month USD-LIBOR + 2.15%, 2.256% (f), 10/25/2030	731,075	739,294
“1M2” , Series 2018-C01, 1-month USD-LIBOR + 2.25%, 2.356% (f), 7/25/2030	1,152,906	1,164,479
“1M2” , Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.456% (f), 1/25/2031	1,869,793	1,895,747
Federal National Mortgage Association:
“4” , Series 406, Interest Only, 4.0%, 9/25/2040	1,718,067	310,124
“I” , Series 2003-84, Interest Only, 6.0%, 9/25/2033	222,037	45,061
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2” , Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 1.956% (f), 2/25/2050	5,400,000	5,450,791
“M2” , Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.05%, 2.156% (f), 7/25/2049	1,366,332	1,384,186
“M2” , Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.556% (f), 3/25/2049	2,145,822	2,182,169
“M2” , Series 2017-DNA3, 1-month USD-LIBOR + 2.5%, 2.606% (f), 3/25/2030	1,000,000	1,022,676
“M2” , Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.756% (f), 1/25/2049	319,210	325,822
Government National Mortgage Association:
“PI” , Series 2015-40, Interest Only, 4.0%, 4/20/2044	374,570	26,240
“IN” , Series 2009-69, Interest Only, 5.5%, 8/20/2039	391,239	86,399
“IV” , Series 2009-69, Interest Only, 5.5%, 8/20/2039	370,429	81,434
“IJ” , Series 2009-75, Interest Only, 6.0%, 8/16/2039	253,761	40,047
JPMorgan Mortgage Trust:
“A11” , Series 2019-9, 144A, 1-month USD-LIBOR + 0.9%, 1.009% (f), 5/25/2050	774,110	782,086
“AM” , Series 2016-3, 144A, 3.307% (f), 10/25/2046	2,021,684	2,040,653
New Residential Mortgage Loan Trust, “A1” , Series 2019-NQM3, 144A, 2.802%, 7/25/2049	1,469,152	1,477,804
STACR Trust, “M2” , Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.206% (f), 9/25/2048	1,945,946	1,968,830
Total Collateralized Mortgage Obligations (Cost $23,431,525)		24,064,853
Government & Agency Obligations 1.9%
Sovereign Bonds
Bermuda Government International Bond, 144A, 2.375%, 8/20/2030	471,000	465,113
Brazilian Government International Bond, 3.875%, 6/12/2030 (a)	947,000	940,049
Colombia Government International Bond, 3.125%, 4/15/2031	525,000	514,180
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 31

	Principal Amount ($) (c)		Value ($)
Indonesia Government International Bond:
2.85%, 2/14/2030		3,700,000	3,810,369
3.85%, 10/15/2030 (a)		1,700,000	1,883,531
Mexico Government International Bond, 3.75%, 4/19/2071		312,000	272,438
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030		883,000	899,574
Philippine Government International Bond, 2.457%, 5/5/2030 (a)		3,700,000	3,803,857
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	1,555,000	1,927,509
Total Government & Agency Obligations (Cost $14,951,805)			14,516,620
Loan Participations and Assignments 0.3%
Senior Loans (f)
Hilton Worldwide Finance LLC, Term Loan B2, 3-month-USD LIBOR + 1.75%, 1.861%, 6/22/2026		1,389,236	1,378,760
TransDigm, Inc., Term Loan F, 1-month USD-LIBOR + 2.25%, 2.363%, 12/9/2025		1,249,052	1,235,163
Total Loan Participations and Assignments (Cost $2,640,089)			2,613,923
Short-Term U.S. Treasury Obligations 1.7%
U.S. Treasury Bills:
0.04% (g), 5/27/2021		2,000,000	1,999,993
0.101% (g), 8/12/2021		1,100,000	1,099,950
0.125% (g), 8/12/2021 (h)		600,000	599,973
0.142% (g), 6/17/2021 (i)		9,300,000	9,299,857
Total Short-Term U.S. Treasury Obligations (Cost $12,997,689)			12,999,773
	Shares	Value ($)
Exchange-Traded Funds 2.9%
SPDR Bloomberg Barclays Convertible Securities ETF (a) (Cost $13,817,168)	259,040	22,103,883
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (j) (k) (Cost $12,299,170)	12,299,170	12,299,170
The accompanying notes are an integral part of the financial statements.
32 |	DWS Global Income Builder Fund

	Shares	Value ($)
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.02% (j) (Cost $20,838,963)	20,838,963	20,838,963
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $691,235,913)	106.5	810,680,968
Other Assets and Liabilities, Net	(6.5)	(49,642,290)
Net Assets	100.0	761,038,678
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (j) (k)
30,951,654	—	18,652,484 (l)	—	—	20,782	—	12,299,170	12,299,170
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.02% (j)
14,672,645	166,972,673	160,806,355	—	—	4,057	—	20,838,963	20,838,963
45,624,299	166,972,673	179,458,839	—	—	24,839	—	33,138,133	33,138,133
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at April 30, 2021 amounted to $11,864,751, which is 1.6% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued, delayed delivery or forward commitment securities included.
(e)	Perpetual, callable security with no stated maturity date.
(f)	Variable or floating rate security. These securities are shown at their current rate as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At April 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 33

(i)	At April 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(k)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor’s
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At April 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro Stoxx 50 Index	EUR	6/18/2021	141	6,484,328	6,678,978	194,650
MSCI Emerging Markets Index	USD	6/18/2021	530	35,348,017	35,419,900	71,883
S&P 500 E-Mini Index	USD	6/18/2021	7	1,423,589	1,461,040	37,451
Ultra Long U.S. Treasury Bond	USD	6/21/2021	85	16,152,884	15,802,031	(350,853)
Total net unrealized depreciation						(46,869)
The accompanying notes are an integral part of the financial statements.
34 |	DWS Global Income Builder Fund

At April 30, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/21/2021	254	34,094,881	33,535,938	558,943
5 Year U.S. Treasury Note	USD	6/30/2021	100	12,489,597	12,393,750	95,847
TOPIX Index	JPY	6/10/2021	52	9,002,924	9,047,305	(44,381)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2021	188	28,004,849	27,362,813	642,036
Total net unrealized appreciation						1,252,445
At April 30, 2021, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2023	12,400,000	USD	2,931	1,107	1,824
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2024	7,200,000	USD	(3,093)	(164)	(2,929)
Fixed — 1.30% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2028	2,200,000	USD	(4,474)	512	(4,986)
Fixed — 1.63% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2031	1,900,000	USD	(5,297)	2,233	(7,530)
Total net unrealized depreciation							(13,621)
β	3-month LIBOR rate as of April 30, 2021 is 0.176%
LIBOR: London Interbank Offered Rate
At April 30, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	2,500,000	USD	3,012,424	5/05/2021	6,742	Bank of America
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 35

For information on the Fund’s policy and additional disclosures regarding futures contracts, interest rate swap contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments,
The accompanying notes are an integral part of the financial statements.
36 |	DWS Global Income Builder Fund

please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$ 22,033,931	$ 19,425,736	$ —	$ 41,459,667
Consumer Discretionary	26,228,594	12,671,197	—	38,899,791
Consumer Staples	18,787,720	9,501,929	—	28,289,649
Energy	7,737,225	2,932,180	—	10,669,405
Financials	37,144,622	35,276,342	—	72,420,964
Health Care	25,617,789	17,637,222	—	43,255,011
Industrials	15,165,237	18,105,164	—	33,270,401
Information Technology	87,118,551	11,504,190	—	98,622,741
Materials	9,735,357	20,608,439	—	30,343,796
Real Estate	11,001,767	5,385,880	—	16,387,647
Utilities	10,371,456	13,959,177	—	24,330,633
Preferred Stocks (a)	32,646,525	—	—	32,646,525
Warrants	—	—	27,346	27,346
Corporate Bonds (a)	—	156,518,055	—	156,518,055
Asset-Backed (a)	—	17,472,718	—	17,472,718
Mortgage-Backed Securities Pass-Throughs	—	38,846,234	—	38,846,234
Commercial Mortgage-Backed Securities	—	17,783,200	—	17,783,200
Collateralized Mortgage Obligations	—	24,064,853	—	24,064,853
Government & Agency Obligations	—	14,516,620	—	14,516,620
Loan Participations and Assignments	—	2,613,923	—	2,613,923
Short-Term U.S. Treasury Obligations	—	12,999,773	—	12,999,773
Exchange-Traded Funds	22,103,883	—	—	22,103,883
Short-Term Investments (a)	33,138,133	—	—	33,138,133
Derivatives (b)
Futures Contracts	1,600,810	—	—	1,600,810
Interest Rate Swap Contracts	—	1,824	—	1,824
Forward Foreign Currency Contracts	—	6,742	—	6,742
Total	$360,431,600	$451,831,398	$27,346	$812,290,344

The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 37

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$ (395,234)	$ —	$ —	$ (395,234)
Interest Rate Swap Contracts	—	(15,445)	—	(15,445)
Total	$ (395,234)	$ (15,445)	$ —	$ (410,679)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.
38 |	DWS Global Income Builder Fund

Statement of Assets and Liabilities
as of April 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $658,097,780) — including $11,864,751 of securities loaned	$ 777,542,835
Investment in DWS Government & Agency Securities Portfolio (cost $12,299,170)*	12,299,170
Investment in DWS Central Cash Management Government Fund (cost $20,838,963)	20,838,963
Cash	14,432
Foreign currency, at value (cost $328,918)	305,736
Cash held as collateral for when-issued securities	202,000
Receivable for investments sold — when-issued/delayed delivery securities	38,943,987
Receivable for Fund shares sold	32,997
Dividends receivable	1,425,846
Interest receivable	1,705,132
Unrealized appreciation on forward foreign currency contracts	6,742
Foreign taxes recoverable	583,850
Other assets	62,216
Total assets	853,963,906
Liabilities
Payable upon return of securities loaned	12,299,170
Payable for investments purchased — when-issued/delayed delivery securities	78,612,718
Payable for Fund shares redeemed	344,424
Payable for variation margin on futures contracts	627,942
Payable for variation margin on centrally cleared swaps	1,324
Payable upon return of collateral held for when-issued securities	202,000
Accrued management fee	231,024
Accrued Trustees' fees	7,460
Other accrued expenses and payables	599,166
Total liabilities	92,925,228
Net assets, at value	$ 761,038,678
*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 39

Statement of Assets and Liabilities as of April 30, 2021 (Unaudited) (continued)

Net Assets Consist of
Distributable earnings (loss)	$ 147,784,159
Paid-in capital	613,254,519
Net assets, at value	$ 761,038,678
Net Asset Value
Class A
Net Asset Value and redemption price per share ($541,612,685 ÷ 50,509,820 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.72
Maximum offering price per share (100 ÷ 94.25 of $10.72)	$ 11.37
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($8,565,225 ÷ 798,922 outstanding shares of beneficial interest,
no par value, unlimited number of shares authorized)	$ 10.72
Class R6
Net Asset Value, offering and redemption price per share ($9,831,186 ÷ 918,438 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.70
Class S
Net Asset Value, offering and redemption price per share ($178,533,277 ÷ 16,651,176 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.72
Institutional Class
Net Asset Value, offering and redemption price per share ($22,496,305 ÷ 2,100,497 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.71
The accompanying notes are an integral part of the financial statements.
40 |	DWS Global Income Builder Fund

Statement of Operations
for the six months ended April 30, 2021 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $347,077)	$ 8,002,804
Interest	3,635,539
Income distributions — DWS Central Cash Management Government Fund	4,057
Securities lending income, net of borrower rebates	20,782
Total income	11,663,182
Expenses:
Management fee	1,364,630
Administration fee	357,754
Services to shareholders	505,839
Distribution and service fees	647,667
Custodian fee	17,209
Professional fees	62,610
Reports to shareholders	42,291
Registration fees	31,669
Trustees' fees and expenses	11,997
Other	38,907
Total expenses	3,080,573
Net investment income	8,582,609
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 41

Statement of Operations for the six months ended April 30, 2021 (Unaudited) (continued)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	$ 32,822,899
Swap contracts	(809,158)
Futures	250,896
Forward foreign currency contracts	(90,729)
Foreign currency	69,994
32,243,902
Change in net unrealized appreciation (depreciation) on:
Investments	71,176,087
Swap contracts	897,604
Futures	404,061
Forward foreign currency contracts	(58,559)
Foreign currency	239,194
72,658,387
Net gain (loss)	104,902,289
Net increase (decrease) in net assets resulting from operations	$ 113,484,898
The accompanying notes are an integral part of the financial statements.
42 |	DWS Global Income Builder Fund

Statements of Changes in Net Assets
	Six Months Ended April 30, 2021	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 8,582,609	$ 17,081,462
Net realized gain (loss)	32,243,902	(3,228,618)
Change in net unrealized appreciation (depreciation)	72,658,387	(14,575,048)
Net increase (decrease) in net assets resulting from operations	113,484,898	(722,204)
Distributions to shareholders:
Class A	(4,519,833)	(15,253,014)
Class C	(39,280)	(201,614)
Class R6	(86,280)	(217,829)
Class S	(1,670,826)	(5,463,828)
Institutional Class	(202,870)	(508,321)
Total distributions	(6,519,089)	(21,644,606)
Fund share transactions:
Proceeds from shares sold	14,806,072	31,584,585
Reinvestment of distributions	6,256,373	20,799,431
Payments for shares redeemed	(49,065,707)	(96,980,341)
Net increase (decrease) in net assets from Fund share transactions	(28,003,262)	(44,596,325)
Increase (decrease) in net assets	78,962,547	(66,963,135)
Net assets at beginning of period	682,076,131	749,039,266
Net assets at end of period	$761,038,678	$682,076,131
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 43

Financial Highlights
DWS Global Income Builder Fund — Class A
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.26	$9.55	$8.97	$10.06	$8.89	$8.91
Income (loss) from investment operations:
Net investment income[a]	.12	.22	.28	.28	.26	.21
Net realized and unrealized gain (loss)	1.43	(.23)	.73	(.36)	1.18	.03
Total from investment operations	1.55	(.01)	1.01	(.08)	1.44	.24
Less distributions from:
Net investment income	(.09)	(.28)	(.36)	(.34)	(.27)	(.26)
Net realized gains	—	—	(.07)	(.67)	—	—
Total distributions	(.09)	(.28)	(.43)	(1.01)	(.27)	(.26)
Net asset value, end of period	$10.72	$9.26	$9.55	$8.97	$10.06	$8.89
Total Return (%)[b]	16.77 *	.07	11.57	(1.11)	16.39	2.82
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	542	487	538	534	603	582
Ratio of expenses (%)	.88 **	.89	.91	.90	.91	.92
Ratio of net investment income (%)	2.28 **	2.38	3.02	2.93	2.71	2.39
Portfolio turnover rate (%)	84 *	131	161	67	137	123
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
44 |	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Class C
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.25	$9.55	$8.96	$10.05	$8.88	$8.90
Income (loss) from investment operations:
Net investment income[a]	.07	.15	.21	.21	.18	.14
Net realized and unrealized gain (loss)	1.45	(.24)	.73	(.37)	1.18	.03
Total from investment operations	1.52	(.09)	.94	(.16)	1.36	.17
Less distributions from:
Net investment income	(.05)	(.21)	(.28)	(.26)	(.19)	(.19)
Net realized gains	—	—	(.07)	(.67)	—	—
Total distributions	(.05)	(.21)	(.35)	(.93)	(.19)	(.19)
Net asset value, end of period	$10.72	$9.25	$9.55	$8.96	$10.05	$8.88
Total Return (%)[b]	16.42 *	(.82)	10.83	(1.91)	15.47 [c]	2.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	8	9	10	20	20
Ratio of expenses before expense reductions (%)	1.69 **	1.69	1.68	1.65	1.74	1.72
Ratio of expenses after expense reductions (%)	1.69 **	1.69	1.68	1.65	1.72	1.72
Ratio of net investment income (%)	1.46 **	1.58	2.26	2.18	1.90	1.59
Portfolio turnover rate (%)	84 *	131	161	67	137	123
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 45

DWS Global Income Builder Fund — Class R6
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.24	$9.54	$8.95	$10.04	$8.87	$8.88
Income (loss) from investment operations:
Net investment income[a]	.14	.25	.29	.31	.32	.22
Net realized and unrealized gain (loss)	1.42	(.24)	.76	(.36)	1.14	.04
Total from investment operations	1.56	.01	1.05	(.05)	1.46	.26
Less distributions from:
Net investment income	(.10)	(.31)	(.39)	(.37)	(.29)	(.27)
Net realized gains	—	—	(.07)	(.67)	—	—
Total distributions	(.10)	(.31)	(.46)	(1.04)	(.29)	(.27)
Net asset value, end of period	$10.70	$9.24	$9.54	$8.95	$10.04	$8.87
Total Return (%)	17.00 *	.30	12.09	(.78)	16.74	3.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	7	7	1	4.05
Ratio of expenses (%)	.55 **	.56	.58	.56	.57	.67
Ratio of net investment income (%)	2.66 **	2.70	3.15	3.19	3.28	2.58
Portfolio turnover rate (%)	84 *	131	161	67	137	123
[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
46 |	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Class S
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.25	$9.55	$8.97	$10.06	$8.89	$8.91
Income (loss) from investment operations:
Net investment income[a]	.13	.24	.29	.30	.28	.23
Net realized and unrealized gain (loss)	1.44	(.24)	.74	(.36)	1.18	.03
Total from investment operations	1.57	(.00) *	1.03	(.06)	1.46	.26
Less distributions from:
Net investment income	(.10)	(.30)	(.38)	(.36)	(.29)	(.28)
Net realized gains	—	—	(.07)	(.67)	—	—
Total distributions	(.10)	(.30)	(.45)	(1.03)	(.29)	(.28)
Net asset value, end of period	$10.72	$9.25	$9.55	$8.97	$10.06	$8.89
Total Return (%)	17.01 **	.17	11.81	(.90)	16.62	3.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	179	163	186	182	195	186
Ratio of expenses (%)	.69 ***	.69	.71	.69	.70	.71
Ratio of net investment income (%)	2.47 ***	2.58	3.21	3.15	2.92	2.60
Portfolio turnover rate (%)	84 **	131	161	67	137	123
[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Global Income Builder Fund	| 47

DWS Global Income Builder Fund — Institutional Class
	Six Months Ended 4/30/21	Years Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$9.24	$9.54	$8.95	$10.05	$8.88	$8.90
Income (loss) from investment operations:
Net investment income[a]	.13	.24	.30	.30	.28	.23
Net realized and unrealized gain (loss)	1.44	(.24)	.74	(.37)	1.18	.03
Total from investment operations	1.57	(.00) *	1.04	(.07)	1.46	.26
Less distributions from:
Net investment income	(.10)	(.30)	(.38)	(.36)	(.29)	(.28)
Net realized gains	—	—	(.07)	(.67)	—	—
Total distributions	(.10)	(.30)	(.45)	(1.03)	(.29)	(.28)
Net asset value, end of period	$10.71	$9.24	$9.54	$8.95	$10.05	$8.88
Total Return (%)	17.05 **	.20	11.97	(.99)	16.55	3.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	17	9	12	10	8
Ratio of expenses (%)	.63 ***	.66	.68	.66	.69	.69
Ratio of net investment income (%)	2.56 ***	2.59	3.32	3.18	2.94	2.63
Portfolio turnover rate (%)	84 **	131	161	67	137	123
[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
48 |	DWS Global Income Builder Fund

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Global Income Builder Fund (the “Fund”  ) is a diversified series of Deutsche DWS Market Trust (the “Trust”  ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”  ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective May 10, 2021, Class C shares automatically convert to Class A shares in the same fund after 8 years instead of 10 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
DWS Global Income Builder Fund	| 49

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers, and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 3.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
50 |	DWS Global Income Builder Fund

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually
DWS Global Income Builder Fund	| 51

received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended April 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of April 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
52 |	DWS Global Income Builder Fund

As of April 30, 2021, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of April 30, 2021

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$ 2,363,040	$ —	$ —	$ —	$ 2,363,040
Corporate Bonds	8,707,630	—	—	—	8,707,630
Exchange-Traded Funds	1,228,500	—	—	—	1,228,500
Total Borrowings	$ 12,299,170	$ —	$ —	$ —	$ 12,299,170
Gross amount of recognized liabilities for securities lending transactions:					$ 12,299,170
Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans (“Loans” ) in which the Fund invests are arranged between the borrower and one or more financial institutions (“Lenders” ). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancing. The Fund invests in such Loans in the form of participations in Loans (“Participations” ) or assignments of all or a portion of Loans from third parties (“Assignments” ). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All Loans involve interest
DWS Global Income Builder Fund	| 53

rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At October 31, 2020, the Fund had net tax basis capital loss carryforwards of approximately $7,898,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2021, the aggregate cost of investments for federal income tax purposes was $693,311,479. The net unrealized appreciation for all investments based on tax cost was $117,369,489. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $127,056,163 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $9,686,674.
The Fund has reviewed the tax positions for the open tax years as of October 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed,
54 |	DWS Global Income Builder Fund

and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes, if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to to paydown losses on mortgage-backed securities, premium amortization on debt securities, investments in futures, swap contracts, forward foreign currency exchange contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.	Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty
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where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.
Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended April 30, 2021, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.
A summary of the open interest rate swap contracts as of April 30, 2021 is included in a table following the Fund’s Investment Portfolio. For
56 |	DWS Global Income Builder Fund

the six months ended April 30, 2021, the investment in interest rate swap contracts had a notional amount generally indicative of a range from $0 approximately to $23,700,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months period ended April 30, 2021, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains and entered into equity index futures in order to reduce the Fund’s exposure to, or as a substitute for direct investment in, the equity asset class.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of April 30, 2021, is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2021, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $59,362,000 to $83,533,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $48,757,000 to $96,183,000.
Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2021, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign
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currency denominated securities and for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of April 30, 2021, is included in the table following the Fund’s Investment Portfolio. For the six months ended April 30, 2021, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $3,012,000 to $5,520,000.
The following tables summarize the value of the Fund’s derivative instruments held as of April 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ —	$ 303,984	$ 303,984
Interest Rate Contracts (a)	—	1,824	1,296,826	1,298,650
Foreign Exchange Contracts (b)	6,742	—	—	6,742
	$ 6,742	$ 1,824	$ 1,600,810	$ 1,609,376
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a)	Includes cumulative appreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b)	Unrealized appreciation on forward foreign currency contracts

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Liability Derivative	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ (44,381)	$ (44,381)
Interest Rate Contracts (a)	(15,445)	(350,853)	(366,298)
	$ (15,445)	$ (395,234)	$ (410,679)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a)	Includes cumulative depreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ —	$ 1,095,792	$ 1,095,792
Interest Rate Contracts (a)	—	(809,158)	(844,896)	(1,654,054)
Foreign Exchange Contracts (a)	(90,729)	—	—	(90,729)
	$(90,729)	$(809,158)	$ 250,896	$ (648,991)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a)	Net realized gain (loss) from forward foreign currency contracts, swap contracts and futures, respectively
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ —	$ (986,898)	$ (986,898)
Interest Rate Contracts (a)	—	897,604	1,390,959	2,288,563
Foreign Exchange Contracts (a)	(58,559)	—	—	(58,559)
	$ (58,559)	$ 897,604	$ 404,061	$ 1,243,106
Each of the above derivatives is located in the following Statement of Operations accounts:
(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts, swap and futures contracts, respectively
As of April 30, 2021, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions
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with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Bank of America	$ 6,742	$ —	$ —	$ 6,742
C.	Purchases and Sales of Securities
During the six months ended April 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $621,971,438 and $646,185,786, respectively.
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
Under the Management Agreement, the Fund pays a monthly management fee based on the average daily net assets of the Fund,
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computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%
Accordingly, for the six months ended April 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period from November 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.20%
Class C	1.95%
Class R6	.95%
Class S	.95%
Institutional Class	.95%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2021, the Administration Fee was $357,754, of which $60,566 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
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fee it receives from the Fund. For the six months ended April 30, 2021, amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2021
Class A	$ 159,208	$ 41,173
Class C	1,719	504
Class R6	251	86
Class S	91,806	23,192
Institutional Class	195	157
	$ 253,179	$ 65,112
In addition, for the six months ended April 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 123,252
Class C	4,978
Class S	36,886
Institutional Class	8,569
$ 173,685
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2021
Class C	$ 32,090	$ 5,293
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder
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accounts the firms service. For the six months ended April 30, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2021	Annualized Rate
Class A	$ 605,256	$ 223,527.23%
Class C	10,321	4,032.24%
	$ 615,577	$ 227,559
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2021 aggregated $13,266.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2021, the CDSC for Class C shares aggregated $40. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,425, of which $850 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the
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investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended April 30, 2021, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $1,564.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2021.
F.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	471,510	$ 4,959,824	1,222,008	$ 11,213,184
Class C	48,044	494,560	189,053	1,723,191
Class R6	204,743	2,134,144	117,107	1,075,473
Class S	173,068	1,800,765	492,182	4,528,122
Institutional Class	528,561	5,416,779	1,413,800	13,044,615
		$ 14,806,072		$ 31,584,585
Shares issued to shareholders in reinvestment of distributions
Class A	427,780	$ 4,362,371	1,662,332	$ 14,740,096
Class C	3,845	39,227	22,552	198,967
Class R6	8,472	86,280	24,588	217,829
Class S	153,835	1,568,032	579,712	5,141,581
Institutional Class	19,682	200,463	56,619	500,958
		$ 6,256,373		$ 20,799,431
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	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(3,018,714)	$ (31,130,217)	(6,512,481)	$ (60,163,544)
Class C	(138,838)	(1,423,931)	(317,627)	(2,950,645)
Class R6	(31,562)	(327,376)	(89,136)	(828,603)
Class S	(1,311,391)	(13,491,355)	(2,924,426)	(27,173,393)
Institutional Class	(260,034)	(2,692,828)	(633,442)	(5,864,156)
		$ (49,065,707)		$ (96,980,341)
Net increase (decrease)
Class A	(2,119,424)	$ (21,808,022)	(3,628,141)	$ (34,210,264)
Class C	(86,949)	(890,144)	(106,022)	(1,028,487)
Class R6	181,653	1,893,048	52,559	464,699
Class S	(984,488)	(10,122,558)	(1,852,532)	(17,503,690)
Institutional Class	288,209	2,924,414	836,977	7,681,417
		$ (28,003,262)		$ (44,596,325)
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in
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coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
66 |	DWS Global Income Builder Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
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Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2021 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,167.70	$1,164.20	$1,170.00	$1,170.10	$1,170.50
Expenses Paid per $1,000*	$ 4.73	$ 9.07	$ 2.96	$ 3.71	$ 3.39
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/21	$1,020.43	$1,016.41	$1,022.07	$1,021.37	$1,021.67
Expenses Paid per $1,000*	$ 4.41	$ 8.45	$ 2.76	$ 3.46	$ 3.16
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Global Income Builder Fund	.88%	1.69%	.55%	.69%	.63%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
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Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
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Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global Income Builder Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
70 |	DWS Global Income Builder Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five- year periods ended December 31, 2019.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds
DWS Global Income Builder Fund	| 71

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment
72 |	DWS Global Income Builder Fund

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft- dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with
DWS Global Income Builder Fund	| 73

applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
74 |	DWS Global Income Builder Fund

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
DWS Global Income Builder Fund	| 75

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	KTRAX	KTRCX	KTRSX	KTRIX
CUSIP Number	25159K 820	25159K 796	25159K 788	25159K 770
Fund Number	002	302	2033	1402
For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Class R6
Nasdaq Symbol	KTRZX
CUSIP Number	25159K 721
Fund Number	1633
76 |	DWS Global Income Builder Fund

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Global Income Builder Fund	| 77

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
78 |	DWS Global Income Builder Fund

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DGIBF-3
(R-027564-10 6/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	6/29/2021